Redeemable Noncontrolling Interests in Operating Partnership (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following table presents the common units redeemed and the fair value upon redemption (in thousands):

	March 31, 2020
	2020	2019
Common units converted to stock	1,955	—
Fair value of common units converted	$959	$—
The following table presents the redeemable noncontrolling interest in Ashford Trust and the corresponding approximate ownership percentage:

	March 31, 2020	December 31, 2019
Redeemable noncontrolling interests (in thousands)	$35,229	$69,870
Cumulative adjustments to redeemable noncontrolling interests (1) (in thousands)	130,900	155,536
Ownership percentage of operating partnership	15.71%	15.92%
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(1)	Reflects the excess of the redemption value over the accumulated historical costs.
We allocated net income (loss) to the redeemable noncontrolling interests and declared aggregate cash distributions to holders of common units and holders of LTIP units, as presented in the table below (in thousands):

	Three Months Ended March 31,
	2020	2019
Allocated net (income) loss to the redeemable noncontrolling interests	$17,671	$8,579
Distributions declared to holders of common units, LTIP unit and Performance LTIP units	(1,401)	2,623

The following table presents the redeemable noncontrolling interest in Ashford Trust and the corresponding approximate ownership percentage:

	December 31, 2019	December 31, 2018
Redeemable noncontrolling interests (in thousands)	$69,870	$80,743
Cumulative adjustments to redeemable noncontrolling interests (1) (in thousands)	155,536	146,091
Ownership percentage of operating partnership	15.92%	14.64%
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(1)	Reflects the excess of the redemption value over the accumulated historical costs.
We allocated net income (loss) to the redeemable noncontrolling interests and declared aggregate cash distributions to holders of common units and holders of LTIP units, as presented in the table below (in thousands):

	Year Ended December 31,
	2019	2018	2017
Allocated net (income) loss to the redeemable noncontrolling interests	$28,932	$29,313	$21,642
Aggregate cash distributions to holders of common units and LTIP units	6,572	8,789	10,007
A summary of the activity of the units in our operating partnership is as follow (in thousands):

	Year Ended December 31,
	2019	2018	2017
Outstanding at beginning of year	19,921	19,602	19,443
LTIP units issued	338	476	701
Performance LTIP units issued	215	582	1,179
Performance LTIP units canceled	—	(739)	—
Common units issued for hotel acquisition	1,468	—	—
Common units converted to common stock	—	—	(21)
Conversion factor adjustment	—	—	(1,700)
Outstanding at end of year	21,942	19,921	19,602
Common units convertible/redeemable at end of year	18,571	16,645	16,320